Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Current
Cash and cash equivalents	$ 172,727	$ 76,785
Restricted cash	46,066	13,398
Accounts receivable	103,493	15,096
Income taxes receivable	8,833	0
Marketable securities	143,248
Marketable securities		59,188
Biological assets	51,836	13,620
Inventory	113,641	29,595
Prepaids and other current assets	24,323	7,594
Assets held for distribution to owners	0	4,422
Current assets	664,167	219,698
Property, plant and equipment	765,567	246,352
Derivatives	86,409	124,942
Deposits	6,926	0
Investments in associates and joint ventures	118,845	334,442
Intangible assets	688,366	200,332
Goodwill	3,172,550	760,744
Total assets	5,502,830	1,886,510
Current
Accounts payable and accrued liabilities	152,884	47,456
Income taxes payable	0	1,659
Deferred revenue	749	2,266
Convertible debentures	235,909	0
Loans and borrowings	13,758	2,451
Contingent consideration payable	28,137	21,333
Deferred gain on derivatives	728	0
Provisions	4,200	0
Current liabilities	436,365	75,165
Convertible debentures	267,672	191,528
Loans and borrowings	127,486	9,232
Derivative liability	177,395	0
Deferred gain on derivatives	0	2,254
Other long-term liability	11,979	0
Deferred tax liability	91,886	55,405
Total liabilities	1,112,783	333,584
Shareholders’ equity
Share capital	4,673,118	1,466,433
Reserves	139,327	(5,285)
Accumulated other comprehensive loss	(143,170)	(533)
(Deficit) retained earnings	(283,638)	87,749
Total equity attributable to Aurora shareholders	4,385,637	1,548,364
Non-controlling interests	4,410	4,562
Total equity	4,390,047	1,552,926
Total liabilities and equity	$ 5,502,830	$ 1,886,510